BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2014
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 15:-    BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Represents transactions and balances with other entities in which certain of the Company's Board of Directors, management and shareholders have interest:

a.      The following related party balances are included in the balance sheets:

	December 31,
	2013	2014

Trade receivables and Prepaid expenses	$1,676	$3,308

Trade payables and Accrued expenses	$961	$1,518

b.       The following related party transactions are included in the statements of income:

	Year ended December 31,
	2012	2013	2014

Revenues (1)	$4,232	$1,480	$3,651,

Expenses, net - primarily lease, sub-contractors and communications (2)	$3,809	$4,387	$5,594

Purchase of property and equipment	$2,536	$3,003	$4,209

(1)	Distribution of the Company's products on a non-exclusive basis.

(2)
The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.